Unit Activity (Details) - Contract Owner - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unit Activity [Line Items]
Units issued	143,211	136,747	136,323
Units redeemed	(228,526)	(215,705)	(207,227)
VAL
Unit Activity [Line Items]
Units issued	122,252	117,754	117,974
Units redeemed	(193,877)	(165,647)	(158,583)
VLI
Unit Activity [Line Items]
Units issued	20,959	18,993	18,349
Units redeemed	(34,589)	(26,488)	(48,442)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	0	0	0
SPVL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(60)	(23,570)	(202)